BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2016
Business Combination, Description [Abstract]
BUSINESS COMBINATIONS
NOTE C – BUSINESS COMBINATIONS

The Company accounts for its business combinations using the acquisition method. Acquisition accounting requires the total purchase price to be allocated to the estimated fair values of assets acquired and liabilities assumed, including certain intangible assets that must be recognized. Typically, this allocation results in the purchase price exceeding the fair value of net assets acquired, which is recorded as goodwill. Core deposit intangibles are a measure of the value of checking, money market and savings deposits acquired in business combinations accounted for under the acquisition method. Core deposit intangibles and other identified intangibles with finite useful lives are amortized using the straight-line method over their estimated useful lives of up to ten years. Loans that the Company acquires in connection with acquisitions are recorded at fair value with no carryover of the related allowance for credit losses. Fair value of the loans involves estimating the amount and timing of principal and interest cash flows expected to be collected on the loans and discounting those cash flows at a market rate of interest. The excess or deficit of cash flows expected at acquisition over the estimated fair value is referred to as the accretable discount or amortizable premium and is recognized into interest income over the remaining life of the loan.

The Mortgage Connection

On December 14, 2015, the Company completed the acquisition of The Mortgage Connection, a Mississippi corporation, which included two loan production offices located in Madison and Brandon, Mississippi.

In connection with the acquisition, the Company recorded $1.5 million of goodwill.

The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows (dollars in thousands):

Purchase price:
Cash	$844
Payable	800
Total purchase price	1,644
Identifiable assets:
Intangible	100
Personal property	44
Total assets	144
Liabilities and equity	-
Net assets acquired	144
Goodwill resulting from acquisition	$1,500

Expenses associated with the acquisition were $13,000 for the three and twelve month periods ended December 31, 2015, respectively. These costs included charges for legal and consulting expenses.